Commitments - Summary of Future Aggregate Minimum Sub-lease Payments Expected to Received under Non-cancellable Sub-leases (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Future aggregate minimum sub-lease payments expected to be received under non-cancellable sub-leases	£ 336	£ 362
In less than one year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future aggregate minimum sub-lease payments expected to be received under non-cancellable sub-leases	45	44
Later than one year and not later than two years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future aggregate minimum sub-lease payments expected to be received under non-cancellable sub-leases	45	46
Later than two years and not later than three years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future aggregate minimum sub-lease payments expected to be received under non-cancellable sub-leases	40	44
Later than three years and not later than four years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future aggregate minimum sub-lease payments expected to be received under non-cancellable sub-leases	35	39
Later than four years and not later than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future aggregate minimum sub-lease payments expected to be received under non-cancellable sub-leases	33	34
Later than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future aggregate minimum sub-lease payments expected to be received under non-cancellable sub-leases	£ 138	£ 155